UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                 Los Angeles, CA                     01/31/2007
----------------                 ---------------                     ----------
  [Signature]                     [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           76
                                         -----------
Form 13F Information Table Value Total:     $273,992
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
BP P L C SPONSORED ADR (FRM BP                  055622104      903   13464 SH       Sole                 0      0  13464
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      327    6200 SH       Sole                 0      0   6200
ROYAL DUTCH SHELL CL A                          780259206      586    8272 SH       Sole                 0      0   8272
3M CO                          COM              88579Y101     6590   84560 SH       Sole             11875      0  72685
ALTRIA GROUP INC               COM              02209S103     2231   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      760   12526 SH       Sole                 0      0  12526
AMERICAN INTERNATIONAL GROUP I COM              026874107      914   12757 SH       Sole                 0      0  12757
ARMOR HOLDINGS INC             COM              042260109     7113  129680 SH       Sole             19725      0 109955
AROTECH CORP                   COM              042682203      244   80000 SH       Sole                 0      0  80000
BANK OF AMERICA CORP           COM              060505104     7550  141413 SH       Sole             20525      0 120888
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       92   16000 SH       Sole                 0      0  16000
BLACKROCK GLOBAL FLG COM       COM              091941104      347   18000 SH       Sole                 0      0  18000
BRISTOL MYERS SQUIBB CO        COM              110122108     1131   42955 SH       Sole                 0      0  42955
BURLINGTON NRTHN SANTA COM     COM              12189T104      151    2045 SH       Sole                 0      0   2045
CHEVRON CORP                   COM              166764100     8383  114006 SH       Sole             15275      0  98731
CISCO SYSTEMS INC              COM              17275R102     2409   88163 SH       Sole               763      0  87400
CITIGROUP INC                  COM              172967101     7909  142001 SH       Sole             18721      0 123280
CLARUS CORP DEL                COM              182707109      124   17600 SH       Sole                 0      0  17600
COCA COLA CO                   COM              191216100     7309  151475 SH       Sole             21725      0 129750
COMCAST CORP CL A (SP)         COM              20030N200     7514  179412 SH       Sole             27325      0 152087
DEERE & CO COM                 COM              244199105      800    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702R101     4603  183475 SH       Sole             30400      0 153075
DISNEY WALT CO                 COM              254687106     8558  249716 SH       Sole             31500      0 218216
DOW CHEMICAL CO                COM              260543103      424   10620 SH       Sole                 0      0  10620
E I DU PONT DE NEMOURS & CO    COM              263534109      229    4699 SH       Sole              2000      0   2699
EATON VANCE FLTNG RTE COM      COM              278279104      554   30000 SH       Sole                 0      0  30000
EMERSON ELECTRIC CO            COM              291011104      628   14252 SH       Sole                 0      0  14252
EQUITABLE RES INC COM          COM              294549100      334    8000 SH       Sole                 0      0   8000
EXXON MOBIL CORP               COM              30231G102    16314  212898 SH       Sole             21265      0 191633
FEDEX CORP COM                 COM              31428X106      212    1950 SH       Sole              1225      0    725
GENERAL ELECTRIC CO            COM              369604103    12112  325494 SH       Sole             36325      0 289169
GENERAL MILLS INC              COM              370334104      554    9623 SH       Sole                 0      0   9623
GOLDMAN SACHS GROUP INC        COM              38141G104     8777   44027 SH       Sole              6645      0  37382
HARTFORD FINANCIAL SERVICES GR COM              416515104      208    2224 SH       Sole                 0      0   2224
HOME DEPOT INC                 COM              437076102     5846  145565 SH       Sole             21225      0 124340
HONEYBEE TECHNOLOGY            COM              438466104        2   16000 SH       Sole                 0      0  16000
HONEYWELL INTL INC             COM              438516106     6961  153872 SH       Sole             23150      0 130722
INTEL CORP                     COM              458140100     6288  310536 SH       Sole             49650      0 260886
INTERNATIONAL BUSINESS MACHINE COM              459200101     1326   13647 SH       Sole                 0      0  13647
ITT INDUSTRIES INC             COM              450911102      164    2888 SH       Sole                 0      0   2888
J P MORGAN CHASE AND CO        COM              46625H100     7485  154968 SH       Sole             22250      0 132718
JOHNSON AND JOHNSON CO         COM              478160104     8259  125095 SH       Sole             17325      0 107770
MCCORMICK & CO INC NON-VOTING  COM              579780206     3876  100525 SH       Sole             20450      0  80075
MCDONALDS CORP                 COM              580135101     1104   24900 SH       Sole                 0      0  24900
MCGRAW HILL COMPANIES INC      COM              580645109      315    4631 SH       Sole                 0      0   4631
MEDTRONIC INC                  COM              585055106     7416  138589 SH       Sole             20300      0 118289
MERCK AND CO INC               COM              589331107     9738  223356 SH       Sole             21375      0 201981
MICROSOFT CORP                 COM              594918104    10812  362089 SH       Sole             44050      0 318039
NORTHERN TRUST CORP            COM              665859104     3908   64400 SH       Sole              9675      0  54725
PEPSICO INC                    COM              713448108     1088   17400 SH       Sole                 0      0  17400
PFIZER INC                     COM              717081103     7805  301349 SH       Sole             40050      0 261299
PROCTER AND GAMBLE CO          COM              742718109     9577  149016 SH       Sole             21354      0 127662
SCHERING PLOUGH CORP COM       COM              806605101     8089  342182 SH       Sole             45600      0 296582
SCHLUMBERGER LTD               COM              806857108     2084   33000 SH       Sole                 0      0  33000
SEALED AIR CORP NEW            COM              81211K100      831   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      301    8200 SH       Sole                 0      0   8200
TYCO INTERNATIONAL LTD         COM              902124106      220    7237 SH       Sole                 0      0   7237
UNITED TECHNOLOGIES CORP       COM              913017109     6839  109389 SH       Sole             15825      0  93564
WAL MART STORES INC            COM              931142103      419    9084 SH       Sole              2000      0   7084
WEYERHAEUSER CO                COM              962166104      318    4500 SH       Sole                 0      0   4500
WYETH COM                      COM              983024100      662   13000 SH       Sole                 0      0  13000
PIMCO CA MUNI INC FD PFD AUC S PFD              72200N205      900      36 SH       Sole                 0      0     36
JAPAN INDEX FD (MSCI)                           464286848     5526  388872 SH       Sole             54860      0 334012
DOW JONES INDUSTRIAL INDEX (DI                  252787106     2803   22528 SH       Sole               561      0  21967
ENERGY SECTOR (SPDR)                            81369Y506      599   10211 SH       Sole               240      0   9971
HEALTHCARE SECTOR (SPDR)                        81369Y209     1332   39766 SH       Sole              1046      0  38720
ISHARES TR NASDAQ BIOTECH INDX                  464287556     3852   49535 SH       Sole              6730      0  42805
NASDAQ 100 TR UNIT SER 1                        631100104     6797  157475 SH       Sole             23325      0 134150
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     5670   40600 SH       Sole              5000      0  35600
POWERSHARES ETF TRUST DYN EN E                  73935x658     3912  207530 SH       Sole             25270      0 182260
POWERSHARES ETF TRUST WATER RE                  73935X575     4570  247955 SH       Sole             33110      0 214845
STANDARD & POORS 500 INDEX (SP                  78462F103     8882   62688 SH       Sole              1463      0  61225
OPPENHEIMER STRATEGIC INCOME F                  68380k102       95   22231 SH       Sole                 0      0  22231
SELIGMAN GROWTH FD INC CL A SH                  816335103       49   10993 SH       Sole                 0      0  10993
THORNBURG INVT TR CA LTDTRMMUN                  885215426      135   10585 SH       Sole                 0      0  10585
WASHINGTON MUTUAL INVESTORS FU                  939330106      242    6933 SH       Sole                 0      0   6933